Derivative Instruments - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments (Textual) [Abstract]
Net uncollateralized derivative asset and liability	Immaterial		Immaterial		Immaterial
Fair value of Derivative liability subject to offsetting by collateral agreement	$ 1,800,000,000		$ 1,700,000,000		$ 2,000,000,000
Cash collateral from derivative counterparties	465,000,000		382,000,000		798,000,000
Off balance sheet Collateral	44,000,000		29,000,000
Posted cash collateral	284,000,000		435,000,000		228,000,000
Pledged securities of fair value	311,000,000		173,000,000		148,000,000
Derivative asset, Fair value	2,129,000,000	[1]	2,137,000,000	[2]	2,790,000,000	[2]
Fair value of Derivative assets subject to offsetting by collateral agreement	1,800,000,000
Derivative liability, Fair value	$ 2,029,000,000	[1]	$ 2,183,000,000	[2]	$ 2,123,000,000	[2]

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the condensed consolidated balance sheet. As of September 30, 2014, derivative assets exclude $244 million of accrued interest receivable, and derivative liabilities exclude $211 million of accrued interest payable.
[2]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets. As of December 31, 2013 and 2012, derivative assets exclude $196 million and $170 million, respectively, of accrued interest receivable, and derivative liabilities exclude $227 million and $179 million, respectively, of accrued interest payable.